Income taxes - Summary of Net Deferred Income Tax Asset (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ 0.0	$ 0.0
Provision (Recovery) in Income	(246.4)	0.0
Ending Balance	(246.4)	0.0
PP&E [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	153.5	86.5
Provision (Recovery) in Income	96.0	67.0
Ending Balance	249.5	153.5
Risk Management [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(0.5)	0.0
Provision (Recovery) in Income	1.9	(0.5)
Ending Balance	1.4	(0.5)
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(7.9)	(10.1)
Provision (Recovery) in Income	2.4	2.2
Ending Balance	(5.5)	(7.9)
Decommissioning liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(27.9)	(16.6)
Provision (Recovery) in Income	(14.0)	(11.3)
Ending Balance	(41.9)	(27.9)
Share-based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(4.0)	(0.4)
Provision (Recovery) in Income	(3.3)	(3.6)
Ending Balance	(7.3)	(4.0)
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(113.2)	(59.4)
Provision (Recovery) in Income	(329.4)	(53.8)
Ending Balance	$ (442.6)	$ (113.2)